Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 23, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Quantitative Management Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001038469
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 24, 2016
Prospectus Date	rr_ProspectusDate	Feb. 24, 2016